VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

25.	VALUATION AND QUALIFYING ACCOUNTS

The following summarizes changes to valuation and qualifying accounts for 2022 and 2021 (in thousands):

Year	Description	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Write-offs/ Other	Balance at End of Period
2022	Allowance for doubtful accounts	$309	$810	$(472)	$647
	Reserve for inventory valuation	$13,068	$1,502	$(3,544)	$11,026
2021	Allowance for doubtful accounts	$374	$288	$(353)	$309
	Reserve for inventory valuation	$13,204	$1,817	$(1,953)	$13,068